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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-58429


Federated Investment Series Funds, Inc.
(Exact name of registrant as specified in charter)


5800 Corporate Drive
Pittsburgh, PA  15237-7000
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


Registrants telephone number, including area code:  412-288-1900

Date of reporting period: 7/1/2007  6/30/2008



Item 1.  Proxy Voting Record.


============================= FEDERATED BOND FUND ==============================


NRG ENERGY INC

Ticker:       NRG            Security ID:  629377508
Meeting Date: MAY 14, 2008   Meeting Type: Annual
Record Date:  MAR 27, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Lawrence S. Coben          For       For        Management
1.2   Elect Director Paul W. Hobby              For       For        Management
1.3   Elect Director Herbert H. Tate            For       For        Management
1.4   Elect Director Walter R. Young            For       For        Management
2     Approve Qualified Employee Stock Purchase For       For        Management
      Plan
3     Ratify Auditors                           For       For        Management

========== END NPX REPORT




                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)                    Federated Investment Series Funds, Inc.



                                By /s/J. Christopher Donahue
(Signature and Title)           J. Christopher Donahue
                                Principal Executive Officer

Date:  August 22, 2008